  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 18, 1997


                                                      1933 ACT FILE NO. 33-71320
                                                      1940 ACT FILE NO. 811-8134
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                 [X]

                        POST-EFFECTIVE AMENDMENT NO. 9               [X]

                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940             [X]

                               AMENDMENT NO. 10                      [X]
                       EATON VANCE MUNICIPALS TRUST II
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

        ALAN R. DYNNER, 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
        --------------------------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective pursuant to rule 485 (check appropriate box):
    [X]   immediately upon filing pursuant to paragraph (b)
    [ ]   60 days after filing pursuant to paragraph (a)(1)
    [ ]   on (date) pursuant to paragraph (a)(1)
    [ ]   75 days after filing pursuant to paragraph (a)(2)
    [ ]   on (date) pursuant to paragraph (a)(2).


If appropriate, check the following box:


    [ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

    High Yield Municipals Portfolio has also executed this Registration
Statement.


================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under the Securities Act of
1933


    Part A -- The Prospectus of:

        EV Classic High Yield Municipals Fund

    Part B -- The Statement of Additional Information of:

        EV Classic High Yield Municipals Fund


    Part C -- Other Information

Signatures

Exhibit Index Required by Rule 483(a) under the Securities Act of 1933

Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any other series of the Registrant not identified above.

                       EATON VANCE MUNICIPALS TRUST II
                          CROSS REFERENCE SHEET FOR
                    EV CLASSIC HIGH YIELD MUNICIPALS FUND

                         ITEMS REQUIRED BY FORM N-1A
                         ---------------------------

PART A
ITEM NO.             ITEM CAPTION                      PROSPECTUS CAPTION
--------             ------------                      ------------------
 1. ...............  Cover Page                   Cover Page
 2. ...............  Synopsis                     Shareholder and Fund
                                                  Expenses
 3. ...............  Condensed Financial          The Fund's Financial
                       Information                  Highlights; Performance
                                                    Information
 4. ...............  General Description of       The Fund's Investment
                       Registrant                   Objective; Investment
                                                    Policies and Risks;
                                                    Organization of the Fund
                                                    and the Portfolio
 5. ...............  Management of the Fund       Management of the Fund and
                                                    the Portfolio
 5A. ..............  Management's Discussion of   Not Applicable
                       Fund Performance
 6. ...............  Capital Stock and Other      Organization of the Fund and
                       Securities                   the Portfolio; Reports to
                                                    Shareholders; The Lifetime
                                                    Investing Account/
                                                    Distribution Options;
                                                    Distributions and Taxes

 7. ...............  Purchase of Securities       Valuing Fund Shares; How to
                       Being Offered                Buy Fund Shares; The
                                                    Lifetime Investing
                                                    Account/Distribution
                                                    Options; Distribution
                                                    Plan; The Eaton Vance
                                                    Exchange Privilege; Eaton
                                                    Vance Shareholder Services

 8. ...............  Redemption or Repurchase     How to Redeem Fund Shares
 9. ...............  Pending Legal Proceedings    Not Applicable

PART B
                                                  STATEMENT OF ADDITIONAL
ITEM NO.             ITEM CAPTION                 INFORMATION CAPTION
--------             ------------                 -------------------
10. ...............  Cover Page                   Cover Page
11. ...............  Table of Contents            Table of Contents
12. ...............  General Information and      Other Information
                       History
13. ...............  Investment Objectives and    Additional Information about
                       Policies                     Investment
                                                    Policies; Investment
                                                    Restrictions
14. ...............  Management of the Fund       Trustees and Officers; Fees
                                                    and Expenses
15. ...............  Control Persons and          Control Persons and
                       Principal Holders of         Principal Holders of
                       Securities                   Securities

16. ...............  Investment Advisory and      Investment Adviser and
                       Other Services               Administrator;
                                                    Distribution Plan;
                                                    Custodian; Independent
                                                    Certified Public
                                                    Accountants; Fees and
                                                    Expenses

17. ...............  Brokerage Allocation and     Portfolio Security
                     Other Practices                Transactions; Fees and
                                                    Expenses
18. ...............  Capital Stock and Other      Other Information
                       Securities

19. ...............  Purchase, Redemption and     Determination of Net Asset
                       Pricing of Securities        Value; Principal
                       Being Offered                Underwriter; Service for
                                                    Withdrawal; Distribution
                                                    Plan; Fees and Expenses
20. ...............  Tax Status                   Taxes

21. ...............  Underwriters                 Principal Underwriter; Fees
                                                    and Expenses
22. ...............  Calculations of Performance  Investment Performance;
                       Data                         Performance Information
23. ...............  Financial Statements         Financial Statements

                    EV CLASSIC HIGH YIELD MUNICIPALS FUND

                 SUPPLEMENT TO PROSPECTUS DATED JUNE 11, 1997

1. THE FOLLOWING IS ADDED AFTER "SHAREHOLDER AND FUND EXPENSES":

FINANCIAL HIGHLIGHTS

                                                                   PERIOD ENDED
                                                                   JULY 31, 1997
                                                                   (UNAUDITED)*
                                                                   -------------
NET ASSET VALUE - Beginning of period                                $10.000

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                              $ 0.071
  Net realized and unrealized gain on investments                      0.370
                                                                     -------
    Total income from operations                                     $ 0.441
                                                                     -------

LESS DISTRIBUTIONS
  From net investment income                                         $(0.071)
                                                                     -------
    Total distributions                                              $(0.071)
                                                                     -------
NET ASSET VALUE - End of period                                      $10.370
                                                                     =======
TOTAL RETURN(1)                                                         4.28%

RATIOS/SUPPLEMENTAL DATA+
  Net assets, end of period (000 omitted)                            $ 2,604
  Ratio of net expenses to average daily net assets(2)                  1.83%(+)
  Ratio of net expenses to average daily net assets after
    custodian fee reduction(2)                                          1.81%(+)
  Ratio of net investment income to average net assets                  5.42%(+)

+ The operating expenses of the Fund reflect an allocation of expenses to the
  Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows: Ratios (as a percentage of average daily net assets):
    Expenses(2)                                                         2.85%(+)
    Expenses after custodian fee reduction(2)                           2.83%(+)
    Net investment income                                               4.40%(+)
    Net investment income per share                                  $ 0.058
                                                                     =======

(+) Annualized.

  * For the period from the start of business, June 18, 1997, to July 31, 1997.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

(2) Includes the Fund's shares of the High Yield Municipal Portfolio's allocated expenses.

2. THE DATE OF THIS PROSPECTUS IS CHANGED TO DECEMBER 18, 1997.

December 18, 1997

                                                                        C-HYPS

Registrant incorporates herein by reference the Prospectus of EV Classic High Yield Municipals Fund dated June 11, 1997 as previously electronically filed with the Commission on June 12, 1997 (Accession No. 0000950156-97-000500).

                    EV CLASSIC HIGH YIELD MUNICIPALS FUND

              SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JUNE 11, 1997

1. THE FOLLOWING REPLACES THE TABLE UNDER "PERFORMANCE INFORMATION" IN THE
PART II:

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the period from August 7, 1995 through July 31, 1997 and the one-year period ended July 31, 1997. The total return for the period prior to the Fund's commencement of operations on June 18, 1997 reflects the total return of another fund that invests in the Portfolio adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/or service fees and certain other expenses. If such an adjustment were made, the performance would have been lower.

                                              VALUE OF               VALUE OF         TOTAL RETURN BEFORE      TOTAL RETURN AFTER
                                             INVESTMENT             INVESTMENT         DEDUCTING THE CDSC      DEDUCTING THE CDSC
 INVESTMENT   INVESTMENT    AMOUNT OF   BEFORE DEDUCTING THE   AFTER DEDUCTING THE    --------------------    --------------------
   PERIOD        DATE      INVESTMENT      CDSC ON 7/31/97       CDSC ON 7/31/97     CUMULATIVE  ANNUALIZED  CUMULATIVE  ANNUALIZED
   ------        ----      ----------      ---------------       ---------------     ----------  ----------  ----------  ----------
Life of the
Fund*           8/7/95       $1,000           $1,271.40             $1,271.40          27.14%      12.89%      27.14%      12.89%
1 Year
Ended
7/31/97*        7/31/97      $1,000           $1,141.83             $1,131.83          14.18%      14.18%      13.18%      13.18%

* If a portion of the Portfolio's expenses had not been subsidized, the Fund would have had lower returns.

    For the 30-days ended July 31, 1997, the Fund's yield was 3.08%.

2. THE FOLLOWING REPLACES THE INFORMATION UNDER "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES" IN THE PART II:

    As of November 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1997, the following shareholders owned beneficially and of record the percentages of outstanding shares of the Fund indicated after their names:
Merrill Lynch, Pierce, Fenner & Smith, Inc., FBO their customers, Jacksonville, FL 32246 (11.3%); Painewebber FBO Jack M. Feldman IRREV Trust, Delray Beach, FL 33484 (8.7%); Brendan M. O'Neill & Carol M. O'Neill JTWROS, Plano, TX 75093 (7.1%); NFSC FBO Seymour I Scharer Trust, Kingspoint, NY 11024 (6.7%); Donald R. Haworth, Dallas, TX 75244 (6.7%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares on such date.

3. THE UNAUDITED FINANCIAL STATEMENTS OF THE FUND AND THE PORTFOLIO FOR THE PERIOD ENDED JULY 31, 1997 ARE INCORPORATED BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION AND ATTACHED HERETO.

4. THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS CHANGED TO DECEMBER 18, 1997.

DECEMBER 18, 1997

Registrant incorporates herein by reference the Statement of Additional Information of EV Classic High Yield Municipals Fund dated June 11, 1997 as previously electronically filed with the Commission on June 12, 1997 (Accession No. 0000950156-97-000500).


                                    PART C

                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS
     (a) FINANCIAL STATEMENTS

           INCLUDED IN PART A FOR THE FUND LISTED BELOW ARE "FINANCIAL
             HIGHLIGHTS" FROM THE DATE INDICATED TO THE PERIOD ENDED JULY 31, 1997:

                 EV Classic High Yield Municipals Fund (start of business June
             18, 1997).

        INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL
          STATEMENTS CONTAINED IN THE SEMI-ANNUAL REPORT FOR EV CLASSIC HIGH YIELD MUNICIPALS FUND, DATED JULY 31, 1997 (WHICH WAS PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940) (ACCESSION NO. 0000950109-97-006206):

                 Statement of Assets and Liabilities
                 Statement of Operations
                 Statement of Changes in Net Assets
                 Financial Highlights
                 Notes to Financial Statements
                 Independent Auditors' Report


         ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING
           FINANCIAL STATEMENTS OF THE HIGH YIELD MUNICIPALS PORTFOLIO, WHICH ARE CONTAINED IN THE SEMI-ANNUAL REPORT DATED JULY 31, 1997 FOR THE
           FUND:


                 Portfolio of Investments
                 Statement of Assets and Liabilities
                 Statement of Operations
                 Statement of Changes in Net Assets
                 Supplementary Data
                 Notes to Financial Statements
                 Independent Auditors' Report

     (b) EXHIBITS:

 (1)(a) Declaration of Trust of Eaton Vance Municipals Trust II dated October 25, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 4 and incorporated herein by reference.

    (b) Amendment and Restatement of Establishment and Designation of Series of Shares dated March 24, 1997 filed as Exhibit(1)(b) to Post-Effective Amendment No. 7 and incorporated herein by reference.

    (c) Establishment and Designation of Classes dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 6 and incorporated herein by reference.

 (2)(a) By-Laws dated October 25, 1993, filed as Exhibit (2)(a) to Post-Effective Amendment No. 4 and incorporated herein by reference.

    (b) Amendment to By-Laws of Eaton Vance Municipals Trust II dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 4 and incorporated herein by reference.

 (3)         Not applicable

 (4)         Not applicable

 (5)         Not applicable

 (6)(a)(1) Distribution Agreement between Eaton Vance Municipals Trust II (on behalf of its Marathon Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit (6)(a)(1) to Post-Effective Amendment No. 6 and incorporated herein by reference.

       (2) Distribution Agreement between Eaton Vance Municipals Trust II (on behalf of its Traditional Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit (6)(a)(2) to Post-Effective Amendment No. 6 and incorporated herein by reference.

       (3) Distribution Agreement between Eaton Vance Municipals Trust II (on behalf of its Classic Series) and Eaton Vance Distributors, Inc. effective November 1, 1996, with attached schedules (including Amended Schedule A-2 dated March 24, 1997) filed as Exhibit(6)(a)(3) to Post-Effective Amendment No. 7 and incorporated herein by reference.

    (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

    (c)      Schedule of Dealer Discounts and Sales Charges filed as Exhibit
             (6)(c) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

 (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

 (8)(a) Custodian Agreement between Eaton Vance Municipals Trust II and Investors Bank & Trust Company dated February 25, 1994, filed as Exhibit (8)(a) to Post-Effective Amendment No. 4 and incorporated herein by reference.

    (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 4 and incorporated herein by reference.

 (9)(a) Administrative Services Agreement between EV Classic Florida Insured Tax Free Fund and Eaton Vance Management dated February 25, 1994, with attached schedule pursuant to Rule 8b-31 under the Investment Company Act of 1940, as amended, regarding other series of Registrant, filed as Exhibit (9) to Post-Effective Amendment No. 1 and incorporated herein by reference.

    (b) Amended Administrative Services Agreement between Eaton Vance Municipals Trust II (on behalf of all of its series), with attached schedules (including Amended Schedule A dated March 27, 1997), and Eaton Vance Management, filed as Exhibit (9)(b) to Post-Effective Amendment No. 4 and incorporated herein by reference.

(10)         Not applicable


(11)         Not applicable


(12)         Not applicable

(13)         Not applicable

(14)         Not applicable

(15)(a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust II (on behalf of its Marathon series) dated June 19, 1995, with attached schedule, filed as Exhibit (15)(d) to Post-Effective Amendment No. 4 and incorporated herein by reference.

       (1) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust II (on behalf of its Marathon Series) adopted June 24, 1996 filed as Exhibit (15)(b) to Post- Effective Amendment No. 6 and incorporated herein by reference.

    (b) Amended Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust II (on behalf of its Traditional series) dated June 19, 1995, with attached schedules (including Amended Schedule A dated February 1,
             1996) filed as Exhibit (15)(e) to Post-Effective Amendment No. 4 and incorporated herein by reference.

       (1) Amendment to Amended Service Plan for Eaton Vance Municipals Trust II (on behalf of its Traditional Series) adopted June 24, 1996 filed as Exhibit (15)(d) to Post-Effective Amendment No. 6 and incorporated herein by reference.

    (c) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust II (on behalf of its Classic series) dated January 27, 1995, with attached schedules (including Amended Schedule A dated March 24, 1997 filed as Exhibit (15)(f) to Post-Effective Amendment No. 4 and incorporated herein by reference.

       (1) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust II (on behalf of its Classic Series) adopted June 24, 1996 filed as Exhibit No. (15)(f) to Post-Effective Amendment No. 7 and incorporated herein by reference.

(16)         Schedules for Computation of Performance Quotations filed herewith.


(17)(a) Power of Attorney for Eaton Vance Municipals Trust II dated April 22, 1997 filed as Exhibit No. (17)(a) to Post-Effective Amendment No. 8 and incorporated herein by reference.

    (b) Power of Attorney for Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio, High Yield Municipals Portfolio and Kansas Municipals Portfolio dated April 22, 1997 filed as Exhibit No.
             (17)(b) to Post-Effective Amendment No. 8 and incorporated herein by reference.

(18) Multiple Class Plan for Institutional Shares dated November 18, 1996 filed as Exhibit (18) to Post-Effective Amendment No. 6 and incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                       (1)                                        (2)
                  TITLE OF CLASS                       NUMBER OF RECORD HOLDERS
 Shares of beneficial interest without par value        as of November 30, 1997

EV Marathon Florida Insured Municipals Fund                       303
EV Traditional Florida Insured Municipals Fund                     40
EV Marathon Hawaii Municipals Fund                                569
EV Traditional Hawaii Municipals Fund                              14
EV Marathon Kansas Municipals Fund                                252
EV Traditional Kansas Municipals Fund                              46
EV Classic High Yield Municipals Fund                              93
EV Marathon High Yield Municipals Fund                          2,839
EV Traditional High Yield Municipals Fund                       1,735


ITEM 27.  INDEMNIFICATION
    Article IV of the Trust's Declaration of Trust, dated October 25, 1993, permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the Statements of Additional Information which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS


    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Growth Trust               Eaton Vance Municipal Bond Fund L.P.
Eaton Vance Income Fund of Boston      Eaton Vance Mutual Funds Trust
Eaton Vance Investment Trust           Eaton Vance Prime Rate Reserves
Eaton Vance Municipals Trust           Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust II        EV Classic Senior Floating-Rate Fund

    (b)

       (1)                             (2)                          (3)
NAME AND PRINCIPAL            POSITIONS AND OFFICES         POSITIONS AND OFFICE
BUSINESS ADDRESS*           WITH PRINCIPAL UNDERWRITER         WITH REGISTRANT
-----------------           --------------------------         ---------------
James B. Hawkes            Vice President and Director            Vice President
                                                                    and Trustee
William M. Steul           Vice President and Director            None
Wharton P. Whitaker        President and Director                 None
Albert F. Barbaro          Vice President                         None
Chris Berg                 Vice President                         None
Kate B. Bradshaw           Vice President                         None
David B. Carle             Vice President                         None
Daniel C. Cataldo          Vice President                         None
Raymond Cox                Vice President                         None
Mark P. Doman              Vice President                         None
Alan R. Dynner             Vice President                         Secretary
Richard Finelli            Vice President                         None
Kelly Flynn                Vice President                         None
James Foley                Vice President                         None
Michael A. Foster          Vice President                         None
William M. Gillen          Senior Vice President                  None
Hugh S. Gilmartin          Vice President                         None
Perry D. Hooker            Vice President                         None
Brian Jacobs               Senior Vice President                  None
Thomas P. Luka             Vice President                         None
John Macejka               Vice President                         None
Timothy D. McCarthy        Vice President                         None
Joseph T. McMenamin        Vice President                         None
Morgan C. Mohrman          Senior Vice President                  None
James A. Naughton          Vice President                         None
Mark D. Nelson             Vice President                         None
Linda D. Newkirk           Vice President                         None
James L. O'Connor          Vice President                         Treasurer
Thomas Otis                Secretary and Clerk                    None
George D. Owen II          Vice President                         None
Enrique M. Pineada         Vice President                         None
F. Anthony Robinson        Vice President                         None
Jay S. Rosoff              Vice President                         None
Benjamin A. Rowland, Jr.   Vice President, Treasurer
                             and Director                         None
Stephen M. Rudman          Vice President                         None
John P. Rynne              Vice President                         None
Kevin Schrader             Vice President                         None
George V.F. Schwab, Jr.    Vice President                         None
Teresa A. Sheehan          Vice President                         None
David C. Sturgis           Vice President                         None
Cornelius J. Sullivan      Senior Vice President                  None
David M. Thill             Vice President                         None
John M. Trotsky            Vice President                         None
Chris Volf                 Vice President                         None
Sue Wilder                 Vice President                         None

----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02111, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5123, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. The Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.


ITEM 31.  MANAGEMENT SERVICES
    Not applicable


ITEM 32.  UNDERTAKINGS
    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 15th day of December, 1997.


                                        EATON VANCE MUNICIPALS TRUST II

                                        By /s/ THOMAS J. FETTER
                                               --------------------------------
                                               THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                          TITLE                      DATE
        ---------                          -----                      ----


                                   President (Chief Executive
/s/ THOMAS J. FETTER                 Officer)                  December 15, 1997
------------------------------
    THOMAS J. FETTER

                                   Treasurer and Principal
                                     Financial and
/s/ JAMES L. O'CONNOR                Accounting Officer        December 15, 1997
------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     December 15, 1997
------------------------------
    DONALD R. DWIGHT
                                   Vice President and
/s/ JAMES B. HAWKES                  Trustee                   December 15, 1997
------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     December 15, 1997
------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     December 15, 1997
------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     December 15, 1997
------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     December 15, 1997
------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
         ----------------------
As attorney-in-fact

                                  SIGNATURES


    High Yield Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15th day of December, 1997.


                                        HIGH YIELD MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                               --------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust II has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                          TITLE                      DATE
        ---------                          -----                      ----


                                   President (Chief Executive
/s/ THOMAS J. FETTER                 Officer)                  December 15, 1997
------------------------------
    THOMAS J. FETTER

                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   December 15, 1997
------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     December 15, 1997
------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     December 15, 1997
------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     December 15, 1997
------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     December 15, 1997
------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     December 15, 1997
------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     December 15, 1997
------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
         ----------------------
As attorney-in-fact

                                EXHIBIT INDEX

EXHIBIT NO.                                 DESCRIPTION
-----------                                 -----------

(16)                    Schedules for Computation of Performance Quotations.